Differences Between Income Tax Expense (Benefit) Applicable to Income Before Income Taxes and Amount Computed by Applying the Statutory Tax Rate in Puerto Rico (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Amount
Computed income tax at statutory rates	$ 1,100		$ (8,900)		$ (12,900)
Income tax (benefit) expense	114,927		108,230		(8,302)
PUERTO RICO
Amount
Computed income tax at statutory rates	79,876		100,586		(230,241)
Net benefit of net tax exempt interest income	(31,379)		(7,799)		(50,261)
Deferred tax asset valuation allowance	7,192		143,754		282,933
Non-deductible expenses	21,756		28,130		0
Difference in tax rates due to multiple jurisdictions	(8,555)		13,908		40,625
Adjustment for enacted changes in income tax laws	103,287		0		(12,351)
State taxes and others	(1,833)		(26,505)		(37,165)
% of pre-tax income
Computed income tax at statutory rates	30.00%		41.00%		41.00%
Net benefit of net tax exempt interest income	(12.00%)		(3.00%)		9.00%
Deferred tax asset valuation allowance	3.00%		59.00%		(50.00%)
Non-deductible expenses	8.00%		11.00%		0.00%
Difference in tax rates due to multiple jurisdictions	(3.00%)		6.00%		(7.00%)
Initial adjustment in deferred tax due to change in tax rate	39.00%		0.00%		2.00%
Income tax (benefit) expense	43.00%		44.00%		1.00%
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate [Member]
Amount
Income tax reconciliation, other deductions	(1,802)		(143,844)		(1,842)
% of pre-tax income
Income tax reconciliation, other deductions	(1.00%)		(59.00%)		0.00%
PUERTO RICO | Recognition Of Tax Benefits From Previous Years [Member]
Amount
Income tax reconciliation, other deductions	$ (53,615)	[1]		[1]		[1]
% of pre-tax income
Income tax reconciliation, other deductions	(20.00%)	[1]		[1]		[1]
PUERTO RICO | State Taxes And Others [Member]
% of pre-tax income
Income tax reconciliation, other deductions	(1.00%)		(11.00%)		6.00%

[1]	Due to ruling and closing agreement discussed below.